Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income	$ 2,130	$ 2,114
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	414	234
Impairment of Goodwill		700
Interest and exchange rate of loans	99	98
Severance pay, net	(31)	111
Share-based compensation expenses	24	21
Decrease (Increase) in trade receivables, net	(2,101)	(3,902)
Decrease (Increase) in other accounts receivable and other long-term assets	(586)	15
Increase in inventories	(1,185)	953
Decrease in trade payables	1,424	(274)
Decrease (increase) in Deferred Tax Assets		(82)
Decrease in operating lease right-of-use assets, net	143	113
Increase in operating lease liabilities	(68)	(46)
Increase (Decrease) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	(35)	1,399
Net cash provided by operating activities	228	1,454
Cash flows to investing activities:
Acquisition of intangible assets (See Note 5)	(639)
Purchase of property and equipment	(292)	(269)
Net cash used in investing activities	(931)	(269)
Cash flows from financing activities:
Proceeds received from issuance of shares upon options exercised, net	23	764
Repayment of loans	(735)	(267)
Net cash provided by (used in) financing activities	(712)	497
Change in cash and cash equivalents, and restricted bank deposits	(1,415)	1,682
Cash, cash equivalents and restricted bank deposits at the beginning of the period	11,923	3,553
Cash, cash equivalents and restricted bank deposits at the end of the period	10,508	5,235
(a) Cash paid during the period for:
Tax	109	65
Interest	45	286
(b) Cash received during the period for:
Interest Received	$ 142